LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

NOTE 9 — LEASES

Lessee Operating and Finance Leases

We have various operating and finance lease agreements related to plant, machinery, vehicles and other equipment. Our operating leases include vehicles, buildings, equipment, material handling, storage and land. Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future lease payments over the term. The operating lease right-of-use asset also includes accrued lease expense resulting from the straight-line accounting under prior accounting methods, which is now being amortized over the remaining life of the lease. Our finance leases relate to equipment.

Our lease payments consist of fixed payments and variable payments. We determine our variable payments based on an index or a rate (i.e. CPI or a market interest rate) that is initially measured at the commencement date. Fixed payments are both fixed and in-substance payments, less any lease incentives paid or payable. Some of our leases include options to extend the lease, with renewal terms that can extend the lease term from 1 to 5 years. If we are reasonably certain to exercise an option to extend a lease, the extension period is included as part of the right-of-use asset and the lease liability.

Our leases do not contain residual value guarantees, which are guarantees made to the lessor that the value of an underlying asset returned to the lessor at the end of a lease will be at least a specified amount.

Our leases do not contain restrictions or covenants that restrict us from incurring other financial obligations.

At the inception of our contracts we determine if the contract is or contains a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The discount rate for leases is determined based on the incremental borrowing rate (“IBR”). Our IBR is based on information available on the lease commencement date to determine the present value of future payments.

For our leases, we have not elected to not apply the recognition requirements to leases of twelve months or less. These leases will be expensed on a straight-line basis and no operating lease liability will be recorded.

We did not participate in lease transactions with related parties.

Supplemental Balance Sheet information related to leases is as follows:

		December 31,	December 31,
(in millions)	Balance Sheet Line Item	2020	2019
Assets:
Right-of-use operating lease assets	Other non-current assets	$62.8	$89.1
Right-of-use finance lease assets	Other non-current assets	4.9	5.6
Total		$67.7	$94.7
Liabilities:
Current: Operating lease	Other current liabilities	$22.9	$31.9
Finance lease	Current portion of long-term debt	1.8	1.7
Total		$24.7	$33.6
Non-current:
Operating lease	Other non-current liabilities	$38.8	$59.0
Finance lease	Long-term debt, less current portion	3.4	0.7
Total		$42.2	$59.7

The following table provides information on the weighted average remaining lease term and weighted average discount rate for operating and finance leases:

	December 31,	December 31,
	2020	2019
Weighted average remaining lease term:	Years	Years
Operating leases	3.9	4.2
Finance leases	3.1	3.7
Weighted average remaining discount rate:	Rate	Rate
Operating leases	5.82%	5.12%
Finance leases	4.81%	3.93%

The following maturity analysis presents expected undiscounted cash payments for operating and finance leases on an annual basis as of December 31, 2020:

	Operating	Finance
(in millions)	Leases	Leases	Total
2021	$25.5	$2.0	$27.5
2022	19.3	1.8	21.1
2023	9.6	1.3	10.9
2024	4.8	0.5	5.3
2025	2.3	—	2.3
Thereafter	8.7	—	8.7
Total lease payments	70.2	5.6	75.8
Less: imputed interest	(8.5)	(0.4)	(8.9)
Total payments	$61.7	$5.2	$66.9

The following presents the components of total operating costs and total finance lease costs for the years ended December 31, 2020 and December 31, 2019:

	December 31,	December 31,
(in millions)	2020	2019
Operating lease cost	$35.4	$42.7
Short-term lease cost	6.0	4.9
Variable lease cost	0.9	0.9
Total operating costs	42.3	48.5
Finance lease cost:
Amortization of right-of-use assets	2.1	1.5
Interest on lease liabilities	0.3	0.2
Total finance lease cost	2.4	1.7
Total lease cost	$44.7	$50.2

Cash payments made from variable lease costs and short-term leases are not included in the measurement of operating and finance lease liabilities, and as such, are excluded from the supplemental cash flow information stated below.

	December 31,	December 31,
(in millions)	2020	2019
Cash paid for amounts included in the measurement of:
Operating cash flows from operating leases	$35.4	$42.1
Operating cash flows from finance leases	$0.3	$0.2
Financing cash flows from finance leases	$2.0	$1.7
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$3.8	$22.2
Finance leases	$1.7	$5.0

Lessor Operating and Sales-Type Leases

The Company leases dosing and dispensing equipment to customers under operating and sales-type leases. The Company’s accounting policy for these leases is to account for lease and non-lease components separately. The non-lease components, such as product and service revenue, are accounted for under Topic 606 Revenue from Contracts with Customers, see Note 4 for further discussion. Revenue from operating leases is recognized on a straight-line basis over the life of the lease. Cost of sales from operating leases includes the depreciation expense for assets under lease. The assets are depreciated over their estimated useful lives. Revenue from sales-type leases is recognized as the present value of the future lease payments in the period the lease agreement is signed and the equipment is delivered to the customer. Interest income is recognized using the effective interest method over the life of the lease. Cost of sales from sales-type leases includes the cost for assets under lease. Initial lease terms range from one year to five years and most leases include renewal options.

Lease contracts convey the right for the customer to control the equipment for a period of time as defined by the contract.

Under our operating leases, there are no options for the customer to purchase the equipment and therefore the equipment remains the property of the Company at the end of the lease term.

The gross assets under operating leases is recorded in Other non-current assets in the amount of $280.8 million and $275.1 million, with related accumulated depreciation of $127.8 million and $93.9 million as of December 31, 2020 and December 31, 2019, respectively, and are included in Other non-current assets. See Note 6 for further discussion. The gross receivables under sales-type leases are $59.4 million and $62.7 million, of which $22.9 million and $22.2 million are included in Other receivables and $36.5 million and $40.5 million are included in Other non-current assets, as of December 31, 2020 and December 31, 2019, respectively.

The Company’s undiscounted cash flows from operating and sales-type leases for existing contracts as of December 31, 2020 is as follows:

(in millions)	Total
2021	$22.7
2022	19.6
2023	11.3
2024	4.1
2025	1.5
Thereafter	0.2
Total	$59.4

Certain of our operating leases are evergreen in nature and therefore not included in table above.